CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	Convertible Preferred Stock	Common Class A	Common Class B	Total Figure Technology Solutions, Inc. Stockholders' Equity	Convertible Preferred Stock Convertible Preferred Stock	Common Stock	Common Stock Common Class A	Common Stock Common Class B	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interests in Consolidated Subsidiaries
Preferred Stock, Beginning balance (in shares) at Dec. 31, 2022						104,575,110
Common stock, Beginning balance (in shares) at Dec. 31, 2022							51,035,303
Beginning balance at Dec. 31, 2022	$ 260,219,000				$ 250,719,000	$ 1,000	$ 1,000			$ 540,540,000	$ (289,823,000)	$ 9,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and warrants (in shares)							582,905
Exercise of stock options and warrants	1,143,000				1,143,000					1,143,000
Stock compensation expense	13,450,000				13,450,000					13,450,000
Net income (loss)	$ (52,443,000)				(47,935,000)						(47,935,000)	(4,508,000)
Preferred Stock, Ending balance (in shares) at Dec. 31, 2023	104,575,110	104,575,110				104,575,110
Common stock, Ending balance (in shares) at Dec. 31, 2023	51,618,208						51,618,208
Ending balance at Dec. 31, 2023	$ 222,423,000				217,070,000	$ 1,000	$ 1,000			555,133,000	(338,065,000)	5,353,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	6,977,000				6,977,000					6,977,000
Exercise of stock options and warrants (in shares)							545,555
Exercise of stock options and warrants	867,000				867,000					867,000
Stock compensation expense	34,526,000				34,526,000					34,526,000
Dividends & redemptions of subsidiaries	(1,312,000)				(1,265,000)					(1,265,000)		(47,000)
Noncontrolling interest investment in subsidiary	290,000											290,000
Issuance and exchange of equity (in shares)							16,498,104
Issuance and exchange of equity	1,000				1,000		$ 1,000
Issuance of Series E preferred stock, net of issuance costs (in shares)						7,325,385
Issuance of Series E preferred stock, net of issuance costs	71,774,000				71,774,000	$ 1,000				71,773,000
Net income (loss)	14,026,000				11,738,000						11,738,000	2,288,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2024						111,900,495
Common stock, Ending balance (in shares) at Sep. 30, 2024							68,661,867
Ending balance at Sep. 30, 2024	$ 349,572,000				341,688,000	$ 2,000	$ 2,000			668,011,000	(326,327,000)	7,884,000
Preferred Stock, Beginning balance (in shares) at Dec. 31, 2023	104,575,110	104,575,110				104,575,110
Common stock, Beginning balance (in shares) at Dec. 31, 2023	51,618,208						51,618,208
Beginning balance at Dec. 31, 2023	$ 222,423,000				217,070,000	$ 1,000	$ 1,000			555,133,000	(338,065,000)	5,353,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	9,542,000				9,542,000					9,542,000
Exercise of stock options and warrants (in shares)							1,370,026
Exercise of stock options and warrants	3,037,000				3,037,000					3,037,000
Stock compensation expense	38,726,000				38,726,000					38,726,000
Dividends & redemptions of subsidiaries	(1,332,000)				(1,265,000)					(1,265,000)		(67,000)
Noncontrolling interest investment in subsidiary	290,000											290,000
Issuance and exchange of equity (in shares)							16,498,104
Issuance and exchange of equity	1,000				1,000		$ 1,000
Issuance of Series E preferred stock, net of issuance costs (in shares)						7,325,385
Issuance of Series E preferred stock, net of issuance costs	71,774,000				71,774,000	$ 1,000				71,773,000
Net income (loss)	$ 19,915,000				17,214,000						17,214,000	2,701,000
Preferred Stock, Ending balance (in shares) at Dec. 31, 2024	111,900,495	111,900,495				111,900,495
Common stock, Ending balance (in shares) at Dec. 31, 2024	69,300,284		0	0			69,300,284	0	0
Ending balance at Dec. 31, 2024	$ 363,375,000				355,098,000	$ 2,000	$ 2,000	$ 0	$ 0	675,945,000	(320,851,000)	8,277,000
Preferred Stock, Beginning balance (in shares) at Jun. 30, 2024						110,626,501
Common stock, Beginning balance (in shares) at Jun. 30, 2024							68,479,148
Beginning balance at Jun. 30, 2024	302,680,000				294,868,000	$ 2,000	$ 2,000			648,530,000	(353,666,000)	7,812,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	2,572,000				2,572,000					2,572,000
Exercise of stock options and warrants (in shares)							182,719
Exercise of stock options and warrants	0
Stock compensation expense	4,533,000				4,533,000					4,533,000
Dividends & redemptions of subsidiaries	(16,000)											(16,000)
Issuance of Series E preferred stock, net of issuance costs (in shares)						1,273,994
Issuance of Series E preferred stock, net of issuance costs	12,376,000				12,376,000					12,376,000
Net income (loss)	27,427,000				27,339,000						27,339,000	88,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2024						111,900,495
Common stock, Ending balance (in shares) at Sep. 30, 2024							68,661,867
Ending balance at Sep. 30, 2024	$ 349,572,000				341,688,000	$ 2,000	$ 2,000			668,011,000	(326,327,000)	7,884,000
Preferred Stock, Beginning balance (in shares) at Dec. 31, 2024	111,900,495	111,900,495				111,900,495
Common stock, Beginning balance (in shares) at Dec. 31, 2024	69,300,284		0	0			69,300,284	0	0
Beginning balance at Dec. 31, 2024	$ 363,375,000				355,098,000	$ 2,000	$ 2,000	$ 0	$ 0	675,945,000	(320,851,000)	8,277,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	7,863,000				7,863,000					7,863,000
Exercise of stock options and warrants (in shares)						2,010,410	1,006,731
Exercise of stock options and warrants	8,737,000				8,737,000	$ 1,000				8,736,000
Stock compensation expense	22,730,000				22,730,000					22,730,000
Dividends & redemptions of subsidiaries	(146,000)											(146,000)
Noncontrolling interest investment in subsidiary	100,000											100,000
Settlement of restricted stock units (in shares)								297,171
Issuance and conversion of common stock in connection with initial public offering, net of offering costs and commissions (in shares)							(70,307,015)	98,538,620
Issuance and conversion of common stock in connection with initial public offering, net of offering costs and commissions	654,690,000				654,690,000		$ (2,000)	$ 10,000		654,682,000
Conversion of convertible preferred stock to common stock in connection with initial public offering (in shares)						(113,910,905)		113,910,905
Conversion of convertible preferred stock to common stock in connection with initial public offering	8,000				8,000	$ (3,000)		$ 11,000
Conversion of Class A Common Stock to Class B Common Stock (in shares)								(37,893,047)	37,893,047
Conversion of Class A Common Stock to Class B Common Stock	0							$ (4,000)	$ 4,000
Net income (loss)	$ 119,203,000				118,698,000						118,698,000	505,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2025	0	0				0
Common stock, Ending balance (in shares) at Sep. 30, 2025			174,853,649	37,893,047			0	174,853,649	37,893,047
Ending balance at Sep. 30, 2025	$ 1,176,560,000				1,167,824,000	$ 0	$ 0	$ 17,000	$ 4,000	1,369,956,000	(202,153,000)	8,736,000
Preferred Stock, Beginning balance (in shares) at Jun. 30, 2025						111,900,495
Common stock, Beginning balance (in shares) at Jun. 30, 2025							69,939,160	0	0
Beginning balance at Jun. 30, 2025	404,460,000				395,930,000	$ 2,000	$ 2,000	$ 0	$ 0	687,655,000	(291,729,000)	8,530,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	2,459,000				2,459,000					2,459,000
Exercise of stock options and warrants (in shares)						2,010,410	367,855
Exercise of stock options and warrants	7,692,000				7,692,000	$ 1,000				7,691,000
Stock compensation expense	17,469,000				17,469,000					17,469,000
Dividends & redemptions of subsidiaries	(40,000)											(40,000)
Issuance and conversion of common stock in connection with initial public offering, net of offering costs and commissions (in shares)							(70,307,015)	98,538,620
Issuance and conversion of common stock in connection with initial public offering, net of offering costs and commissions	654,690,000				654,690,000		$ (2,000)	$ 10,000		654,682,000
Conversion of convertible preferred stock to common stock in connection with initial public offering (in shares)						(113,910,905)		113,910,905
Conversion of convertible preferred stock to common stock in connection with initial public offering	8,000				8,000	$ (3,000)		$ 11,000
Conversion of Class A Common Stock to Class B Common Stock (in shares)								(37,893,047)	37,893,047
Conversion of Class A Common Stock to Class B Common Stock	0							$ (4,000)	$ 4,000
Net income (loss)	$ 89,822,000				89,576,000						89,576,000	246,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2025	0	0				0
Common stock, Ending balance (in shares) at Sep. 30, 2025			174,853,649	37,893,047			0	174,853,649	37,893,047
Ending balance at Sep. 30, 2025	$ 1,176,560,000				$ 1,167,824,000	$ 0	$ 0	$ 17,000	$ 4,000	$ 1,369,956,000	$ (202,153,000)	$ 8,736,000